Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Impairment Charges For Securities

	2011	2010	2009

Publicly traded securities	$3,243	$–	$14,384
Non-public securities and private equity funds	8	767	2,224
Non-agency mortgage-backed bond securitizations	335	1,707	14,812
Totals	$3,586	$2,474	$31,420